Share Capital, Premium and Other Reserves (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [abstract]
Summary of Shares Authorized, Fully Paid and Allocated

SHARES AUTHORIZED, FULLY PAID AND ALLOCATED	A ORDINARY SHARES	A ORDINARY SHARES	COMMON SHARES	COMMON SHARES
	FOR THE YEAR ENDED DECEMBER 31, 2022	FOR THE SIX MONTHS ENDED JUNE 30, 2023	FOR THE YEAR ENDED DECEMBER 31, 2022	FOR THE SIX MONTHS ENDED JUNE 30, 2023
In issue at start of period	207,562,080	164,321,766	45,241,766	154,224,500
February Subdivision (220:1)	—	—	—	—
Issued for cash	3,451,917		62,290,503	582,462
Issued in other transactions	—	—	—	—
Merger Subdivision at the LMDX Conversion Factor (1.60806264:1)	—	—	—	—
Conversion	(46,692,231)	(3,298,099)	46,692,231	3,298,099
Shares issued upon conversion of financial instruments	—	—	—	—
In issue at December - fully paid and allocated	164,321,766	161,023,667	154,224,500	158,105,061